LOANS AND ADVANCES TO CUSTOMERS (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Securities In Issue [Line Items]
Loans and advances to customers	£ 203,640	£ 202,929
Residual value and voluntary termination provisions on finance leases	(24)	(23)
Cost
Debt Securities In Issue [Line Items]
Loans and advances to customers	204,466	203,737
Accumulated impairment
Debt Securities In Issue [Line Items]
Loans and advances to customers	£ (802)	£ (785)